INCOME TAXES (Tables)	9 Months Ended
Sep. 30, 2021
Income Tax Disclosure [Abstract]
Schedule of income components
	2021	2020
Domestic:	$(4,285,237)	$(169,282)
Foreign:	(541,083)	(106,560)
	$(4,826,320)	$(275,842)

Statutory tax rate

	2021	2020
Statutory tax rate:
U.S.	21.00%	21.00%
State taxes	2.19%	3.63%
Foreign rate differential	0.46%	0.00%
Other	(1.81)%	0.00%
Change in valuation allowance:	(21.84)%	(24.63)%
	–%	–%

Deferred Tax assets and liabilities

	2021	2020
Deferred Tax (Liabilities):
Net operating losses	$2,356,871	$1,351,897
Intangible assets	(170,119)	–
Right of use asset	(319,752)	–
Stock based compensation	498,571	–
Less: Valuation allowance	(2,365,571)	(1,351,897)
	$–	$–